Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 25,469	$ 39,764
Inventory	600	3,053
Total Current Assets	26,069	42,817
Fixed Assets:
Equipment	173,884	173,884
Leasehold Improvements	7,245	7,245
Office Equipment	675	675
Less: Accumulated Depreciation	161,238	157,555
Total Fixed Assets	20,566	24,249
Total Assets	46,635	67,066
Current Liabilities
Accounts Payable - Related Party	4,000	4,000
Accounts Payable	642	500
Accrued Expenses	496	240
Due to Shareholder	55,656	60,656
Total Current Liabilities	60,794	65,396
Total Liabilities (All Current)	60,794	65,396
Preferred stock, $.001 par value, 20,000,000 shares authorized, -0- and -0- shares issued and outstanding	0	0
Common Stock, .001 par value, 20,000,000 shares authorized, 5,471,900 and 5,471,900 shares issued and outstanding, respectively	5,472	5,472
Additional Paid-in Capital	255,332	255,332
Retained Earnings (Deficit)	(274,963)	(259,134)
Total Shareholders' Equity	(14,159)	1,670
Total Liabilities and Shareholders' Equity	$ 46,635	$ 67,066